Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com
1933 Act Rule 497(j)
1933 Act File No 333-239440
1940 Act File No. 811-23580
November 13, 2020
FILED VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Dimensional ETF Trust (the “Registrant”) File Nos. 333-239440 and 811-23580 Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 1/5 to the Registration Statement of the Registrant filed electronically with the U.S. Securities and Exchange Commission on November 10, 2020.

Please direct any questions or comments relating to this certification to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours, /s/ Jana L. Cresswell Jana L. Cresswell

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